Loss and Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Loss and Loss Adjustment Expense Reserves

10. Loss and Loss Adjustment Expense Reserves
The reconciliation of the beginning and ending reserve balances for losses and loss adjustment expenses, net of reinsurance is summarized as follows for the year ended December 31, (in millions):

	2021	2020
Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of beginning of the period	$105.1	$—
Reinsurance recoverables on unpaid losses	(92.1)	—

Reserve for losses and LAE, net of reinsurance recoverables as of beginning of the period	13.0	—
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	85.0	25.3
Prior years	(0.6)	—

Total incurred	84.4	25.3
Deduct: Loss and LAE payments, net of reinsurance, related to:
Current year	43.6	17.0
Prior year	9.8	0.3

Total paid	53.4	17.3
Reserve for losses and LAE, net of reinsurance recoverables acquired from Spinnaker	—	5.0
Reserve for losses and LAE, net of reinsurance recoverables at end of period	44.0	13.0
Add: Reinsurance recoverables on unpaid losses and LAE at end of period	216.8	92.1

Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of end of the period	$260.8	$105.1

Loss development occurs when actual losses incurred vary from the Company’s previously developed estimates, which are established through our reserve analysis processes.
Net incurred losses and LAE experienced favorable development of $0.6 million and nil for the years ended December 31, 2021 and 2020, respectively. The prior period net reserve release of $0.6 million was driven by favorable net loss development relating to the 2020 accident year. While the 2020 accident year had unfavorable gross reserve development of $6.2 million on Hurricane Sally, the net impact for that event was nil due to our reinsurance protection. These changes are generally a result of ongoing analysis of recent loss development trends. Loss and LAE are updated as additional information becomes known.
Unpaid loss and LAE includes anticipated salvage and subrogation recoverable. The amount of anticipated salvage and subrogation recoverable is insignificant as of December 31, 2021.
Incurred loss and LAE, net of reinsurance
The following tables present information about incurred and paid loss development as of December 31, 2021, net of reinsurance, as well as cumulative claim frequency and the total of IBNR reserves. For the purpose of defining claims frequency, the number of reported claims is by loss occurrence and does not include claims that do not result in indemnification of loss. The information about incurred and paid claims development for the years ended prior to December 31, 2021 is presented as unaudited supplementary information. In addition, the following table shows incurred loss and LAE by accident year in aggregate as the Company has one single operating and reportable segment (in millions, except for number of claims):

	December 31,							December 31, 2021
	2015*	2016*	2017*	2018*	2019*	2020*	2021	IBNR	Cumulative Number of Reported Claims
Accident Year
2015	$—	$—	$—	$—	$—	$—	$—	$—	7
2016		2.5	1.9	1.9	1.8	1.8	1.8	—	715
2017			5.2	4.4	4.0	4.0	4.0	—	3,072
2018				7.8	7.2	7.2	7.2	0.5	5,882
2019					4.8	4.9	4.7	—	14,952
2020						28.1	27.7	1.5	28,304
2021							76.7	32.1	38,903

Total incurred Loss and Loss Adjustment Expenses, net							$122.1	$34.1	91,835

*	Presented as unaudited required supplementary information
Cumulative paid loss and LAE, net of reinsurance

	December 31,
	2015*	2016*	2017*	2018*	2019*	2020*	2021
Accident Year
2015	$—	$—	$—	$—	$—	$—	$—
2016		1.2	1.8	1.9	1.8	1.8	1.8
2017			3.0	4.0	4.0	4.0	4.0
2018				5.3	5.7	5.7	5.7
2019					3.2	4.4	4.6
2020						17.1	26.8
2021							35.2

Total paid losses and LAE, net							$78.1
Total unpaid loss and LAE reserves, net							44.0
Ceded unpaid loss and LAE							$216.8

Gross unpaid loss and LAE							$260.8

*	Presented as unaudited required supplementary information
Average annual percentage payout of incurred loss by age, net of reinsurance (unaudited supplementary information)
The following table presents the average annual percentage payout of incurred losses by age, net of reinsurance as of December 31, 2021:

Years	1	2	3	4	5
Property and Casualty	81%	12%	3%	3%	2%

The reconciliation of the net incurred and paid loss information in the loss reserve rollforward table and development tables with respect to the 2021 and 2020 accident year is as follows (in millions):

	2021 Current Accident Year
	Incurred	Paid
Development table	$76.7	$35.2
Unallocated loss adjustment expense	8.3	8.3
Other	—	0.1

Rollforward table	$85.0	$43.6

	2020 Current Accident Year
	Incurred	Paid
Development table	$28.1	$17.1
Unallocated loss adjustment expense	2.2	(2.1)
Loss and LAE of Spinnaker prior to the acquisition	(5.0)	2.0

Rollforward table	$25.3	$17.0